Registration Nos. 033-39133

811-06241

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 76	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 79	☒
(Check appropriate box or boxes.)

LOOMIS SAYLES FUNDS II

(Exact Name of Registrant as Specified in Charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code  (617) 449-2810

Russell Kane, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and Address of Agent for Service)

Copy to:

John M. Loder, Esq.

Ropes & Gray

800 Boylston Street

Boston, Massachusetts 02199

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 30, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 76 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until November 30, 2016, the effectiveness of Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A related to the Loomis Sayles High Income Fund, which was filed pursuant to Rule 485(a) under the Securities Act on September 16, 2016 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

LOOMIS SAYLES FUNDS II

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (“PEA”) No. 76 to its Registration Statement under Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this PEA No. 76 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 17th day of November, 2016.

LOOMIS SAYLES FUNDS II

By:	/s/ David L. Giunta
David L. Giunta
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David L. Giunta	President, Chief Executive
David L. Giunta	Officer and Trustee	November 17, 2016

/s/ Michael C. Kardok
Michael C. Kardok	Treasurer	November 17, 2016

Kevin P. Charleston*
Kevin P. Charleston	Trustee	November 17, 2016

Kenneth A. Drucker*
Kenneth A. Drucker	Trustee	November 17, 2016

Edmond J. English*
Edmond J. English	Trustee	November 17, 2016

Richard A. Goglia*
Richard A. Goglia	Trustee	November 17, 2016

John T. Hailer*
John T. Hailer	Trustee	November 17, 2016

Wendell J. Knox*
Wendell J. Knox	Trustee	November 17, 2016

Martin T. Meehan*
Martin T. Meehan	Trustee	November 17, 2016

Sandra O. Moose*
Sandra O. Moose	Trustee, Chairperson of the Board	November 17, 2016

James P. Palermo*
James P. Palermo	Trustee	November 17, 2016

Erik Sirri*
Erik Sirri	Trustee	November 17, 2016

Peter Smail*
Peter Smail	Trustee	November 17, 2016

Cynthia L. Walker*
Cynthia L. Walker	Trustee	November 17, 2016

*By:	/s/ Russell Kane
Russell Kane
Attorney-In-Fact [1]
November 17, 2016

[1]	Power of Attorney for Kevin P. Charleston, Kenneth A. Drucker, Edmond J. English, David L. Giunta, Richard A. Goglia, John T. Hailer, Wendell J. Knox, Martin T. Meehan, Sandra O. Moose, James P. Palermo, Erik R. Sirri, Peter J. Smail and Cynthia L. Walker is incorporated by reference to exhibit (q)(1) to PEA No. 75 to the Registration Statement filed on September 16, 2016.